Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS CLOSE IN TIME TO THE RELEASE OF INFOR
MAT
ION
Our annual long-term equity awards are approved at a meeting of the Talent & Compensation Committee held in early February of each year and are granted following the release of our Form
10-K
for the prior year, typically several business days later and aligned with the end of the blackout period under our Insider Trading Policy. The dates for these grants are typically predetermined a year or more in advance on a fairly consistent cadence year-over-year. For mid-year
new hires and promotions, we grant equity awards after the release of the applicable quarterly report on Form
10-Q,
typically several business days later and aligned with the end of the blackout period under our Insider Trading Policy.
For our nonemployee directors, annual RSU awards are granted on first business day after January 1 of each year. The prorated annual grant of RSUs to a newly appointed non-employee
director is made on the date of such
non-employee
director’s appointment.
In all cases, the timing of grants of equity awards occurs independent of the release of any material nonpublic information, and we do not backdate grants of awards and do not have any program, plan, or practice to select equity award grant dates for executive officers in coordination with the release of material nonpublic information for the purpose of affecting the value of executive compensation.
We have not granted stock options to our executive officers since 2014 and accordingly, in 2024, no stock options were granted to any NEO within four business days prior to or one business day following the filing of a Form
10-Q,
10-K,
or
8-K
that disclosed material nonpublic information.

MNPI Disclosure Timed for Compensation Value	true